Vanguard Short-Term Treasury Fund

Vanguard Intermediate-Term Treasury Fund

Vanguard Long-Term Treasury Fund

Supplement Dated January 3, 2022, to the Prospectus and Summary Prospectuses Dated May 28, 2021

Important Changes to Vanguard Fixed Income Securities Funds

Vanguard Short-Term Treasury Fund, Vanguard Intermediate-Term Treasury Fund, and Vanguard Long-Term Treasury Fund

Effective immediately, Gemma Wright-Casparius has retired from The Vanguard Group, Inc. and will no longer serve as a portfolio manager of Vanguard Short-Term Treasury Fund, Vanguard Intermediate-Term Treasury Fund, and Vanguard Long-Term Treasury Fund. Each Fund's investment objective, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

All references to Ms. Wright-Casparius are hereby removed.

© 2022 The Vanguard Group, Inc. All rights reserved.	PS PMR 012022
Vanguard Marketing Corporation, Distributor.

Vanguard Fixed Income Securities Funds

Supplement Dated January 3, 2022, to the Statement of Additional Information Dated May 28, 2021

Important Changes to Vanguard Fixed Income Securities Funds

Vanguard Short-Term Treasury Fund, Vanguard Intermediate-Term Treasury Fund, and Vanguard Long-Term Treasury Fund

Effective immediately, Gemma Wright-Casparius has retired from The Vanguard Group, Inc. and will no longer serve as a portfolio manager of Vanguard Short-Term Treasury Fund, Vanguard Intermediate-Term Treasury Fund, and Vanguard Long-Term Treasury Fund. Each Fund's investment objective, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes

All references to Ms. Wright-Casparius are hereby removed.

© 2022 The Vanguard Group, Inc. All rights reserved.	SAI 028B 012022
Vanguard Marketing Corporation, Distributor.